PSF PGIM GOVERNMENT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.9%
Asset-Backed Securities — 10.2%
Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.644%(c)	04/20/32	1,000	$1,000,043
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.341%(c)	10/17/32	500	495,204
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	07/20/34	3,000	2,973,609
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
1.591%(c)	01/17/33	2,500	2,490,819
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.454%(c)	10/20/34	500	494,853
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.549%(c)	10/30/30	3,709	3,709,993
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.078%(c)	06/20/34	3,250	3,216,741
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.479%(c)	10/29/34	500	495,015
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.714%(c)	07/20/32	2,500	2,499,992
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.481%(c)	04/15/34	2,250	2,225,795
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 0.000%)
1.314%(c)	10/20/29	1,194	1,189,604
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
1.451%(c)	10/15/34	500	493,432

Total Asset-Backed Securities (cost $21,253,934)			21,285,100
Commercial Mortgage-Backed Securities — 7.2%
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	3,000	2,853,496
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	4,000	$3,745,156
Fannie Mae-Aces,
Series 2022-M03, Class A2
1.764%(cc)	11/25/31^	4,000	3,571,192
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.508%(cc)	05/25/22	933	9
Series K021, Class X1, IO
1.384%(cc)	06/25/22	6,394	64
Series K025, Class X1, IO
0.777%(cc)	10/25/22	23,081	68,455
Series K079, Class AM
3.930%	06/25/28	675	711,768
Series K085, Class AM
4.060%(cc)	10/25/28	380	402,122
Series K088, Class AM
3.761%(cc)	01/25/29	520	544,689
Series K091, Class AM
3.566%	03/25/29	850	882,776
Series K151, Class A3
3.511%	04/25/30	400	412,739
Series K152, Class A2
3.080%	01/25/31	140	142,275
Series K157, Class A2
3.990%(cc)	05/25/33	1,700	1,832,918

Total Commercial Mortgage-Backed Securities (cost $15,464,546)			15,167,659
Corporate Bond — 0.4%
Diversified Financial Services
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series PP
1.400%	07/15/28	885	804,967
(cost $883,038)
Residential Mortgage-Backed Securities — 0.1%
Government National Mortgage Assoc.,
Series 2015-143, Class WA
4.000%	10/20/45	225	229,608
Merrill Lynch Mortgage Investors Trust,
Series 2003-E, Class A1, 1 Month LIBOR + 0.620% (Cap 11.750%, Floor 0.620%)
1.077%(c)	10/25/28	8	7,560
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
2.459%(cc)	02/25/34	33	33,289

Total Residential Mortgage-Backed Securities (cost $276,884)			270,457
U.S. Government Agency Obligations — 40.9%
Federal Home Loan Bank
3.250%	11/16/28	1,025	1,071,998
A1

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	454	$405,832
2.000%	01/01/32	141	137,918
2.000%	12/01/50	1,902	1,771,336
2.000%	05/01/51	503	467,320
2.000%	02/01/52	496	461,047
2.500%	03/01/30	251	249,183
2.500%	11/01/46	281	269,973
2.500%	04/01/51	2,836	2,710,645
3.000%	06/01/29	184	186,438
3.000%	01/01/37	310	309,848
3.000%	06/01/45	157	156,112
3.000%	01/01/48	238	235,425
3.000%	10/01/49	84	83,030
3.500%	12/01/32	282	289,478
3.500%	07/01/42	275	280,389
3.500%	10/01/42	488	498,141
3.500%	08/01/43	529	539,762
3.500%	09/01/45	178	181,334
3.500%	10/01/45	157	160,132
3.500%	02/01/47	200	203,053
3.500%	07/01/47	322	327,576
3.500%	03/01/48	431	435,916
4.000%	06/01/26	16	16,856
4.000%	09/01/26	68	70,369
4.000%	09/01/40	135	141,680
4.000%	12/01/40	153	159,768
4.000%	12/01/40	176	184,530
4.000%	11/01/43	335	350,955
4.000%	09/01/48	8	8,272
4.500%	09/01/39	585	623,476
4.500%	08/01/48	170	177,211
5.000%	06/01/33	157	170,461
5.000%	05/01/34	83	89,909
5.500%	05/01/37	27	30,188
5.500%	02/01/38	93	102,785
5.500%	05/01/38	41	44,976
6.000%	09/01/34	43	45,908
6.000%	01/01/37	46	51,616
6.000%	09/01/38	27	30,739
6.000%	08/01/39	36	40,176
6.250%	07/15/32	980	1,299,568
6.500%	09/01/32	12	12,873
Federal Home Loan Mortgage Corp., MTN
1.899%(s)	11/15/38	600	365,672
Federal National Mortgage Assoc.
0.875%	08/05/30	250	218,353
1.500%	11/01/50	1,399	1,251,589
1.500%	12/01/50	890	796,266
2.000%	TBA	1,000	928,242
2.000%	08/01/31	144	140,803
2.000%	05/01/36	869	845,420
2.000%	06/01/40	355	333,690
2.000%	07/01/40	378	354,932
2.000%	02/01/41	1,713	1,607,801
2.000%	05/01/41	2,043	1,917,091
2.000%	09/01/50	1,470	1,369,935
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	10/01/50	1,662	$1,548,267
2.000%	12/01/50	422	393,245
2.000%	02/01/51	3,759	3,500,419
2.000%	05/01/51	495	460,564
2.500%	TBA	1,000	954,063
2.500%	06/01/28	829	821,811
2.500%	05/01/41	1,075	1,038,968
2.500%	02/01/43	104	100,219
2.500%	12/01/46	359	345,395
2.500%	01/01/50	749	717,499
2.500%	03/01/50	221	211,564
2.500%	05/01/50	964	922,862
2.500%	08/01/50	2,288	2,187,829
2.500%	09/01/50	1,774	1,696,938
2.500%	10/01/50	2,576	2,463,317
2.500%	04/01/51	1,192	1,142,554
2.500%	04/01/51	1,727	1,650,710
3.000%	TBA	3,000	2,934,375
3.000%	TBA	4,000	3,903,349
3.000%	02/01/31	343	345,337
3.000%	11/01/36	245	242,755
3.000%	03/01/43	404	403,030
3.000%	07/01/43	498	497,025
3.000%	07/01/43	653	651,506
3.000%	09/01/46	344	342,115
3.000%	11/01/46	157	155,530
3.000%	11/01/46	206	204,594
3.000%	11/01/46	872	865,737
3.000%	12/01/47	468	467,774
3.000%	02/01/50	197	193,237
3.000%	06/01/50	341	334,564
3.500%	07/01/31	451	463,816
3.500%	02/01/33	72	73,692
3.500%	06/01/39	147	149,964
3.500%	04/01/42	242	247,101
3.500%	06/01/42	357	364,104
3.500%	07/01/42	191	194,685
3.500%	07/01/42	454	463,066
3.500%	06/01/45	610	621,789
3.500%	07/01/46	205	207,877
3.500%	12/01/46	179	181,929
3.500%	12/01/46	444	452,358
3.500%	11/01/48	330	333,368
4.000%	09/01/40	571	597,319
4.000%	06/01/42	343	357,704
4.000%	09/01/44	217	226,233
4.000%	09/01/44	408	426,188
4.000%	04/01/45	219	227,610
4.000%	07/01/45	164	170,154
4.000%	10/01/45	246	254,745
4.000%	10/01/46	82	85,724
4.000%	02/01/47	72	73,839
4.000%	06/01/47	126	129,980
4.000%	07/01/47	133	136,955
4.000%	10/01/47	424	436,485
4.000%	11/01/47	107	109,855
4.000%	11/01/47	141	144,901

A2

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	05/01/40	478	$502,194
4.500%	04/01/42	337	358,922
5.000%	12/01/31	22	23,455
5.000%	03/01/34	175	188,649
5.000%	06/01/35	74	80,342
5.000%	07/01/35	37	39,622
5.000%	05/01/36	49	53,192
5.500%	02/01/34	114	124,670
5.500%	09/01/34	126	136,539
5.500%	02/01/35	147	158,940
5.500%	06/01/35	32	33,831
5.500%	06/01/35	67	71,253
5.500%	09/01/35	32	34,357
5.500%	09/01/35	68	72,432
5.500%	10/01/35	111	118,522
5.500%	11/01/35	42	44,907
5.500%	11/01/35	81	86,220
5.500%	11/01/35	247	270,933
6.000%	12/01/33	9	9,630
6.000%	02/01/34	63	67,830
6.000%	08/01/34	—(r)	214
6.000%	11/01/34	—(r)	299
6.000%	01/01/35	5	4,951
6.000%	01/01/36	54	58,016
6.000%	05/01/38	23	25,745
6.500%	07/01/32	115	125,159
6.500%	08/01/32	50	53,998
6.500%	10/01/32	137	149,585
6.500%	10/01/37	76	83,309
6.625%	11/15/30	1,950	2,556,954
7.000%	12/01/31	26	27,309
7.000%	01/01/36	13	14,128
8.000%	10/01/23	—(r)	27
8.000%	09/01/24	—(r)	489
8.000%	11/01/24	1	604
8.000%	01/01/26	—(r)	39
9.000%	02/01/25	3	3,134
9.000%	04/01/25	1	1,327
Government National Mortgage Assoc.
2.000%	09/20/51	346	330,289
2.500%	12/20/46	104	100,620
2.500%	05/20/51	444	431,314
3.000%	03/15/45	481	476,481
3.000%	07/20/46	422	420,533
3.000%	09/20/46	454	453,776
3.000%	10/20/46	114	113,096
3.000%	04/20/47	525	523,110
3.000%	12/20/48	350	348,417
3.000%	04/20/49	326	324,774
3.000%	07/20/49	86	85,660
3.000%	12/20/49	356	353,373
3.500%	01/20/43	493	504,605
3.500%	04/20/43	232	237,732
3.500%	03/20/45	295	301,815
3.500%	04/20/45	238	243,482
3.500%	04/20/46	399	406,955
3.500%	07/20/46	583	593,251
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	07/20/48	489	$495,415
3.500%	11/20/48	127	128,836
3.500%	01/20/49	225	227,774
3.500%	05/20/49	427	430,126
4.000%	06/15/40	72	75,192
4.000%	08/20/46	242	249,956
4.000%	11/20/46	148	152,542
4.000%	09/20/47	200	206,400
4.000%	06/20/48	307	315,695
4.000%	02/20/49	279	286,569
4.500%	02/20/41	224	240,625
4.500%	03/20/41	189	201,345
4.500%	06/20/44	146	156,563
4.500%	09/20/46	167	179,097
4.500%	11/20/46	304	325,701
4.500%	01/20/47	39	41,804
5.000%	07/15/33	73	79,889
5.000%	09/15/33	133	146,486
5.000%	04/15/34	70	75,465
5.000%	10/20/48	61	63,856
5.500%	03/15/34	130	143,969
5.500%	03/15/36	35	39,002
6.500%	07/15/32	8	8,958
6.500%	08/15/32	1	1,528
6.500%	08/15/32	3	3,079
6.500%	08/15/32	10	10,568
6.500%	08/15/32	50	54,560
7.000%	05/15/23	—(r)	338
7.000%	06/15/23	—(r)	262
7.000%	06/15/23	1	961
7.000%	06/15/23	1	1,148
7.000%	07/15/23	—(r)	82
7.000%	07/15/23	4	3,839
7.000%	08/15/23	—(r)	341
7.000%	08/15/23	1	943
7.000%	09/15/23	—(r)	446
7.000%	10/15/23	—(r)	253
7.000%	11/15/23	1	957
7.000%	11/15/23	2	2,324
7.000%	01/15/24	4	4,497
7.000%	05/15/24	7	7,263
7.000%	08/15/28	22	23,349
7.500%	12/15/25	17	17,362
7.500%	02/15/26	3	3,338
8.500%	09/15/24	19	18,775
8.500%	04/15/25	2	1,744
Israel Government, USAID Bond, U.S. Gov’t. Gtd. Notes
5.500%	09/18/33	300	378,055
Resolution Funding Corp. Interest Strips, Bonds
2.197%(s)	01/15/30	140	112,935
3.624%(s)	04/15/30	500	399,981
Resolution Funding Corp. Principal Strips, Bonds
1.875%(s)	01/15/30	285	230,290
3.143%(s)	04/15/30	2,305	1,861,203
Tennessee Valley Authority, Sr. Unsec’d. Notes
0.750%	05/15/25	325	307,237
1.500%	09/15/31	50	44,784

A3

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.875%	02/01/27	175	$177,057
5.880%	04/01/36	230	301,735
6.750%	11/01/25	510	580,433
7.125%	05/01/30	530	698,899

Total U.S. Government Agency Obligations (cost $88,227,956)			85,395,430
U.S. Treasury Obligations — 38.1%
U.S. Treasury Bonds
1.375%	11/15/40	6,870	5,615,152
1.875%	11/15/51	440	385,275
2.000%	11/15/41	830	750,891
2.250%	05/15/41	20,045	18,914,337
2.375%	02/15/42	245	236,425
2.500%	02/15/46	710	695,134
2.500%	05/15/46	1,485	1,454,836
2.875%	05/15/43(k)	1,515	1,566,605
3.000%	05/15/47	340	366,616
3.625%	08/15/43	125	144,922
3.750%	11/15/43	3,645	4,307,934
U.S. Treasury Notes
0.750%	12/31/23	2,960	2,883,341
0.750%	05/31/26	2,125	1,976,416
0.875%	11/15/30	2,195	1,944,633
1.250%	04/30/28	7,905	7,364,619
1.250%	09/30/28	3,745	3,475,243
1.875%	02/28/27	110	107,070
2.375%	03/31/29	1,135	1,131,808
3.125%	11/15/28	8,120	8,452,413
U.S. Treasury Strips Coupon
0.807%(s)	11/15/29	15	12,449
1.225%(s)	02/15/41	130	78,208
1.417%(s)	02/15/38	525	350,314
1.450%(s)	08/15/42	60	34,174
1.463%(s)	11/15/42	155	87,605
1.488%(s)	11/15/41	730	426,080
1.775%(s)	02/15/40	535	336,277
1.982%(s)	08/15/39	2,120	1,354,647
1.990%(s)	02/15/39	2,900	1,870,840
2.010%(s)	08/15/30	945	771,873
2.056%(s)	11/15/38	220	143,748
2.169%(s)	05/15/39	990	636,732
2.172%(s)	02/15/28	530	458,761
2.330%(s)	08/15/41	2,240	1,320,988
2.353%(s)	02/15/44	780	426,867
2.361%(s)	05/15/41	1,945	1,156,363
2.365%(s)	05/15/44	2,790	1,517,934
2.415%(s)	11/15/40	525	318,281
2.416%(s)	05/15/42	80	45,981
2.434%(s)	11/15/45	345	181,179
2.436%(s)	02/15/46	390	205,039
2.443%(s)	08/15/44	210	113,687
2.452%(s)	08/15/43	1,145	634,983
2.486%(s)	02/15/45	200	106,875
2.506%(s)	11/15/43	4,315	2,379,992
2.857%(s)	05/15/31	145	116,113
3.176%(s)	08/15/40	800	491,531
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
3.979%(s)	02/15/42	3,945	$2,284,093

Total U.S. Treasury Obligations (cost $85,126,981)			79,635,284

Total Long-Term Investments (cost $211,233,339)			202,558,897

	Shares
Short-Term Investment — 6.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $13,742,668)(wb)	13,742,668	13,742,668

TOTAL INVESTMENTS—103.5% (cost $224,976,007)		216,301,565

Liabilities in excess of other assets(z) — (3.5)%		(7,393,248)

Net Assets — 100.0%		$208,908,317

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USAID	United States Agency for International Development

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,571,192 and 1.7% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A4

PSF PGIM GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
108	2 Year U.S. Treasury Notes	Jun. 2022	$22,887,563	$(212,118)
250	5 Year U.S. Treasury Notes	Jun. 2022	28,671,875	(717,011)
441	10 Year U.S. Treasury Notes	Jun. 2022	54,187,875	(1,322,671)
49	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	8,679,125	(307,885)
				(2,559,685)
Short Positions:
265	10 Year U.S. Ultra Treasury Notes	Jun. 2022	35,899,219	1,023,279
367	20 Year U.S. Treasury Bonds	Jun. 2022	55,072,937	1,645,025
				2,668,304
				$108,619
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5